Financial instruments by category	12 Months Ended
Dec. 31, 2024
Financial instruments by category
Financial instruments by category
30	Financial instruments by category

Financial assets as per consolidated statement of financial position

	As of 31 December
	2024	2023
	USD	USD
At fair value
Sublease receivables	—	571,022
At amortised cost
Trade and other receivables	4,009,282	5,327,877
Cash and cash equivalents	4,958,983	2,922,755
	8,968,265	8,821,654

Financial liabilities as per consolidated statement of financial position

	As of 31 December
	2024	2023
	USD	USD
Accounts payable, accruals and other payables excluding non-financial items (i)	9,376,566	7,894,863
Lease liabilities	1,047,064	1,662,411
Deferred purchase price	1,148,013	1,207,682
Current tax liabilities	836,117	627,068
Derivative warrant liabilities	669,156	106,420
Due to related party	—	131,523
	13,076,916	11,629,967
(i)	Non-financial items include advances from individual customers (e-wallets) and advances from customers as disclosed in Note 17.